13. EQUITY COMPONENTS	12 Months Ended
Dec. 31, 2020
Equity Components
EQUITY COMPONENTS

NOTE 13: EQUITY COMPONENTS

13.1 Share capital

As of December 31, 2020, the share capital amounts to $ 1,455 million, including $ 4 million treasury shares.

13.1.1	Share buyback programs

Taking into consideration the market volatility experienced as from 2018 and the persisting divergence between the Company’s share price and the economic reality its assets currently or potentially have, which is detrimental to the interests of its shareholders, and considering the Company’s history of strong cash position and fund availability, the Board of Directors has implemented several share buyback programs, considering in each case that treasury shares may not exceed the 10% capital stock capitalization.

During fiscal year 2020, the Board of Directors approved Programs 6 and 7 for US$ 27 million and $ 3,600 million, with a maximum price of US$ 13 per ADR, which have been completed and for which all repurchased shares have been canceled.

Program 8 approved on October 30, 2020 for a maximum amount of US$ 30 million and an initial term of 120 calendar days, with a maximum price of US$ 15 per ADR and $ 85.20 per common share, was in effect as of December 31, 2020, and has terminated as of the issuance of these Financial Statements.

As of December 31, 2020, there are no own shares held in treasury under the buyback programs.

Program 8 approved by the Company’s Board of Directors on March 1, 2021 for a maximum amount of US$ 30 million and an initial term of 120 calendar days, under which shares may be acquired up to a maximum price of US$ 16 per ADR and $ 92.16 per common share, is in effect as of the issuance of these Financial Statements. After the closing of the fiscal year, the Company directly and indirectly acquired 34.7 million own shares for a value of US$ 18.6 million.

13.1.2	Stock Compensation Plan

During fiscal year ended December 31, 2020, the Company delivered 0.7 million own shares as payments under the stock compensation plan for officers and other key staff. As of December 31, 2020, the Company acquired 6 million own shares, out of which 2 million were allocated to the compensation of senior managers and, as of the closing of the fiscal year, 4 million remained in treasury to be delivered to employees under such plan (see Note 4.17).

13.1.3	Capital reductions

On April 7, 2020 and December 10, 2020, the Company’s Extraordinary General Meeting of Shareholders resolved to reduce its capital stock through the cancellation of 152 million and 141 million own shares, respectively, held in treasury by the Company and its subsidiaries as of the last business day prior to such dates acquired under the share buyback programs. These reductions are pending with the Public Registry.

13.2	Earnings per share

13.2.1 Basic

Basic earnings per share are calculated by dividing the result attributable to the Company’s equity interest holders by the weighted average of outstanding common shares during the year.

13.2.2 Diluted

Diluted earnings per share are calculated by adjusting the weighted average of outstanding common shares to reflect the conversion of all dilutive potential common shares.

Potential common shares will be deemed dilutive only when their conversion into common shares may reduce the earnings per share or increase losses per share of the continuing business. Potential common shares will be deemed anti-dilutive when their conversion into common shares may result in an increase in the earnings per share or a decrease in the losses per share of the continuing operations.

The calculation of diluted earnings per share does not entail a conversion, the exercise or another issuance of shares which may have an anti-dilutive effect on the losses per share, or where the option exercise price is higher than the average price of ordinary shares during the period, no dilutive effect is recorded, being the diluted earnings per share equal to the basic. As of December 31, 2020, 2019 and 2018, the Company does not hold any significant potential dilutive shares, therefore there are no differences with the basic earning per share.

	12.31.2020	12.31.2019	12.31.2018
Earning for continuing operations attributable to the equity holders of the Company	132	594	85
Weighted average amount of outstanding shares	40	48	52
Basic and diluted earnings per share	3.30	12.38	1.63

(Loss) Earning for discontinued operations attributable to the equity holders of the Company	(499)	98	139
Weighted average amount of outstanding shares	40	48	52
Basic and diluted (loss) earnings per share from discontinued operations	(12.48)	2.04	2.68

(Loss) earning attributable to the equity holders of the Company	(367)	692	224
Weighted average amount of outstanding shares	40	48	52
Basic and diluted (loss) earnings per share	(9.18)	14.42	4.31

13.3 profit distributions

Dividends

Pursuant to Law No. 27,430, enacted in December 2017, and the suspension provided for by Law No. 27,541 (Note 2.6.1.2), dividends distributed to individuals, undivided estates or beneficiaries residing abroad, derived from profits generated during fiscal years beginning on or after January 1, 2018 through December 31, 2021, are subject to a 7% withholding tax. The distribution of dividends is made based on the Company’s Stand-Alone Financial Statements.